Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 06, 2020 USD ($)	Jan. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Mar. 27, 2020 USD ($)	Mar. 23, 2020 USD ($)	Dec. 31, 2019 $ / shares	Mar. 30, 2020 USD ($)	Nov. 20, 2019 $ / shares
Subsequent Event [Line Items]
Dividends per share | $ / shares								$ 0.05
Quarterly Dividend Declared
Subsequent Event [Line Items]
Dividends Payable, Date Declared						Feb. 19, 2020
Dividends per share | $ / shares						$ 0.05
Dividends Payable, Date of Payment						Mar. 12, 2020
Dividends Payable, Date of Record						Mar. 02, 2020
Ex-dividend date						Feb. 28, 2020
DSF $55.0 million Facility | Subsequent Event
Subsequent Event [Line Items]
Initiation date		Jan. 31, 2020
Maximum borrowing capacity		$ 55,000
Number of loan tranches		2
Vessels provided as collateral		The DSF $55.0 million Facility will be secured by first priority mortgages on the vessels Star Eleni and Star Leo.
Line of credit facility, description		The DSF $55.0 million Facility will be used to refinance the outstanding amounts under the lease agreements of Star Eleni and Star Leo.
DSF $55.0 million Facility | Tranche A | Subsequent Event
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 27,500
Amount to be drawn down							$ 27,500
Repayment period		5 years
DSF $55.0 million Facility | Tranche B | Subsequent Event
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 27,500
Amount to be drawn down							27,500
Repayment period		5 years
HSBC Working Capital Facility | Subsequent Event
Subsequent Event [Line Items]
Initiation date	Feb. 06, 2020
Maximum borrowing capacity	$ 30,000
Amount drawn down			$ 8,834		$ 13,123
Amount to be drawn down							$ 2,225
Vessels provided as collateral	The HSBC Working Capital Facility is secured by second priority mortgage on the eight vessels which secure the HSBC $80,000 Facility.
Line of credit facility, description	The HSBC Working Capital Facility will be used to finance working capital requirements.
Bunker swaps | ING Bank N.V. and Intercontinental Exchange Inc | Subsequent Event
Subsequent Event [Line Items]
Metric Tons				70,000
Fixed bunker spread price				$ 146
Metric Tons per month				7,000
Derivative, Description of Hedged Item				In 2020 the Company entered into bunker swaps with ING Bank N.V. and Intercontinental Exchange, Inc (“ICE”) to hedge in aggregate 70,000 metric tons of its estimated fuel consumption by selling the Singapore spread between VLSFO – HSFO at an average price of $146 per ton for the period from March to December 2020 (7,000 metric tons per month). The effective date of these swaps is March 1, 2020 and the maturity date is December 31, 2020.
Inception date				Mar. 01, 2020
Maturity date				Dec. 31, 2020
Bunker swaps | ING Bank N.V. | Subsequent Event
Subsequent Event [Line Items]
Metric Tons				24,000
Fixed bunker spread price				$ 106
Metric Tons per month				2,000
Derivative, Description of Hedged Item				In addition, in 2020 the Company entered into a bunker swap with ING Bank N.V. to hedge in aggregate 24,000 metric tons of its estimated fuel consumption by selling the Singapore spread between VLSFO – HSFO at an average price of $106 per ton for the period from January to December 2021 (2,000 metric tons per month). The effective date of these swaps is January 1, 2021 and the maturity date is December 31, 2021.
Inception date				Jan. 01, 2021
Maturity date				Dec. 31, 2021